RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of amounts due from related parties (Details) (Imported) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Amounts due from related parties [Line Items]
Repayments of principal from related party		$ 0	$ 3,386	$ 0
Amounts due from related parties - current		764	688
Amount due from related parties non-current		67,985	131,758
Total		68,749	132,446
OPI
Amounts due from related parties [Line Items]
Accrued interest income		18,000
Notes issued		$ 50,000
Interest rate		8.00%			8.50%
Term of the note		5 years
Repayments of principal from related party	$ 3,700	$ 26,400	9,600
Repayments of interests from related party	$ 300	1,100	400
Amount due from related parties non-current		67,985	91,758
Beijing Infinities
Amounts due from related parties [Line Items]
Receivable in cash classified as current				$ 40,000
Amounts due from related parties - current		726	681
Amount due from related parties non-current			40,000
Others
Amounts due from related parties [Line Items]
Amounts due from related parties - current		$ 38	$ 7